                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:      811-21437

Exact Name of Registrant
(as specified in charter): Cohen & Steers REIT and Utility Income Fund, Inc.

Address of Principal Executive Office:   757 Third Avenue
                                         New York, NY 10017

Name and address of agent for service:   John E. McLean
                                         757 Third Avenue
                                         New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD(a)
                                                ----------   --------------   ------------
COMMON STOCK                          120.99%(b)
    DIVERSIFIED                         5.77%
         Colonial Properties Trust............      78,500   $    3,157,270       6.66%
         iStar Financial......................   1,002,700       41,341,321       6.77
         Lexington Corporate Properties
            Trust.............................     969,600       21,050,016       6.45
                                                             --------------
                                                                 65,548,607
                                                             --------------
    HEALTH CARE                         7.96%
         Health Care Property Investors.......     758,600       19,723,600       6.42
         Health Care REIT.....................     467,500       16,456,000       6.82
         Nationwide Health Properties.........   2,113,900       43,863,425       7.13
         Ventas...............................     400,000       10,368,000       5.02
                                                             --------------
                                                                 90,411,025
                                                             --------------
    HOTEL                               5.75%
         Hospitality Properties Trust.........   1,449,300       61,580,757       6.78
         Strategic Hotel Capital..............     274,900        3,716,648       6.51
                                                             --------------
                                                                 65,297,405
                                                             --------------
    INDUSTRIAL                          3.06%
         First Industrial Realty Trust........     941,400       34,737,660       7.43
                                                             --------------
    MORTGAGE                            3.32%
         Capital Trust -- Class A.............      66,100        1,923,510       6.19
         Newcastle Investment Corp............   1,164,400       35,747,080       7.82
                                                             --------------
                                                                 37,670,590
                                                             --------------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    OFFICE                             16.01%
         Arden Realty.........................     975,300   $   31,775,274       6.20%
         BioMed Realty Trust..................      73,700        1,296,383       6.14
         Brandywine Realty Trust..............     356,200       10,144,576       6.18
         CarrAmerica Realty Corp..............     150,000        4,905,000       6.12
         Equity Office Properties Trust.......   2,654,600       72,337,850       7.34
         HRPT Properties Trust................   3,089,700       33,955,803       7.64
         Kilroy Realty Corp. .................      45,600        1,734,168       5.21
         Mack-Cali Realty Corp. ..............     170,500        7,553,150       5.69
         Prentiss Properties Trust............     504,600       18,165,600       6.22
                                                             --------------
                                                                181,867,804
                                                             --------------
    OFFICE/INDUSTRIAL                   3.12%
         Liberty Property Trust...............       9,300          370,512       6.12
         Mission West Properties..............      41,300          427,455       9.28
         Reckson Associates Realty Corp.......   1,204,600       34,632,250       5.91
                                                             --------------
                                                                 35,430,217
                                                             --------------
    RESIDENTIAL                        11.73%
       APARTMENT                       10.81%
         AMLI Residential Properties Trust....   1,002,100       30,614,155       6.28
         Apartment Investment & Management
            Co................................     216,100        7,515,958       6.90
         Archstone-Smith Trust................     350,000       11,074,000       5.44
         Gables Residential Trust.............     780,700       26,660,905       7.06
         Home Properties......................     615,400       24,345,224       6.27
         Mid-America Apartment Communities....     188,700        7,349,865       6.01
         Town & Country Trust.................     600,000       15,270,000       6.76
                                                             --------------
                                                                122,830,107
                                                             --------------
       MANUFACTURED HOME                0.92%
         Affordable Residential Communities...     511,700        7,470,820       8.56
         Sun Communities......................      75,000        2,939,250       6.23
                                                             --------------
                                                                 10,410,070
                                                             --------------
         TOTAL RESIDENTIAL....................                  133,240,177
                                                             --------------
    SELF STORAGE                        0.53%
         Sovran Self Storage..................     154,900        6,068,982       6.18
                                                             --------------

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                                       3

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    SHOPPING CENTER                     5.29%
       COMMUNITY CENTER                 2.23%
         Heritage Property Investment Trust...     250,000   $    7,292,500       7.20%
         Kramont Realty Trust.................      52,200          970,920       6.99
         New Plan Excel Realty Trust..........     682,500       17,062,500       6.60
                                                             --------------
                                                                 25,325,920
                                                             --------------
       FREE STANDING                    2.41%
         Commercial Net Lease Realty..........   1,500,300       27,335,466       7.14
                                                             --------------
       REGIONAL MALL                    0.65%
         Glimcher Realty Trust................     305,500        7,423,650       7.90
                                                             --------------
         TOTAL SHOPPING CENTER................                   60,085,036
                                                             --------------
    UTILITY                            58.45%
       ELECTRIC -- DISTRIBUTION         9.08%
         Consolidated Edison..................   1,226,900       51,578,876       5.38
         Energy East Corp.....................     552,100       13,901,878       4.13
         NSTAR................................      93,000        4,566,300       4.52
         National Grid Transco plc (ADR)......      36,500        1,563,295       4.97
         Pepco Holdings.......................   1,585,800       31,557,420       5.03
                                                             --------------
                                                                103,167,769
                                                             --------------

--------------------------------------------------------------------------------
                                       4

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
       ELECTRIC -- INTEGRATED          44.68%
         Ameren Corp..........................   1,431,400   $   66,059,110       5.50%
         American Electric Power Co...........     428,100       13,682,076       4.38
         Cinergy Corp.........................   1,697,000       67,201,200       4.75
         DTE Energy Co........................   1,089,400       45,961,786       4.88
         Dominion Resources...................     344,800       22,498,200       3.95
         Entergy Corp.........................     506,600       30,705,026       2.97
         Exelon Corp..........................     802,400       29,440,056       3.33
         FirstEnergy Corp.....................     412,300       16,937,284       3.65
         Hawaiian Electric Industries.........     526,800       13,981,272       4.67
         PPL Corp.............................     329,500       15,545,810       3.48
         Pinnacle West Capital Corp...........     497,500       20,646,250       4.34
         Progress Energy......................   1,226,500       51,930,010       5.43
         Public Service Enterprise Group......   1,152,500       49,096,500       5.16
         Southern Co..........................   2,127,000       63,767,460       4.77
                                                             --------------
                                                                507,452,040
                                                             --------------
       GAS -- INTEGRATED                4.69%
         KeySpan Corp.........................     916,600       35,930,720       4.54
         Puget Energy.........................     764,100       17,345,070       4.41
                                                             --------------
                                                                 53,275,790
                                                             --------------
         TOTAL UTILITY........................                  663,895,599
                                                             --------------
              TOTAL COMMON STOCK
                (Identified
                cost -- $1,346,936,082).......                1,374,253,102
                                                             --------------
PREFERRED SECURITIES -- $25 PAR VALUE  21.03%
    BANK                                0.16%
         Colonial Capital Trust IV, 7.875%....      56,300        1,506,025       7.36
         Zions Capital Trust, 8.00%,
            Series B..........................      10,000          272,200       7.35
                                                             --------------
                                                                  1,778,225
                                                             --------------
    BANK -- FOREIGN                     0.10%
         Northern Rock plc, 8.00%,
            Series A..........................      45,531        1,143,343       7.96
                                                             --------------
    FINANCE                             0.50%
       AUTO LOAN                        0.08%
         Ford Motor Credit Co., 7.60%.........      38,000          988,380       7.67
                                                             --------------

--------------------------------------------------------------------------------
                                       5

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
       CREDIT CARD                      0.40%
         MBNA Capital, 8.125% Series D
            (TruPS)...........................     105,142   $    2,807,291       7.60%
         MBNA Capital, 8.10% Series E
            (TOPrS)...........................      64,000        1,728,640       7.52
                                                             --------------
                                                                  4,535,931
                                                             --------------
       DIVERSIFIED FINANCIAL SERVICES   0.02%
         USB Capital IV, 7.35%................       7,200          190,584       6.95
                                                             --------------
         TOTAL FINANCE........................                    5,714,895
                                                             --------------
    INSURANCE                           0.08%
       PROPERTY/CASUALTY                0.06%
         St. Paul Capital Trust I, 7.60%
            (TruPS)...........................      24,300          633,987       7.27
                                                             --------------
       REINSURANCE -- FOREIGN           0.02%
         PartnerRE Capital Trust I, 7.90%.....       9,600          258,240       7.36
                                                             --------------
         TOTAL INSURANCE......................                      892,227
                                                             --------------
    MEDIA                               0.76%
       CABLE TELEVISION                 0.55%
         Shaw Communications, 8.45%, Series A
            (COPrS)...........................     109,200        2,746,380       8.39
         Shaw Communications, 8.50%, Series B
            (COPrS)...........................     139,000        3,495,850       8.47
                                                             --------------
                                                                  6,242,230
                                                             --------------
       DIVERSIFIED SERVICES             0.21%
         Liberty Media Corp., 8.75% (CBTCS)...      33,800          894,010       8.28
         Liberty Media Corp., 8.75% (PPLUS)...      55,700        1,498,887       8.14
                                                             --------------
                                                                  2,392,897
                                                             --------------
         TOTAL MEDIA..........................                    8,635,127
                                                             --------------

--------------------------------------------------------------------------------
                                       6

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    REAL ESTATE                        17.61%
       DIVERSIFIED                      3.02%
         Bedford Property Investors, 7.625%,
            Series B..........................     253,050   $    6,452,775       7.49%
         Colonial Properties Trust, 8.125%,
            Series D..........................       9,900          261,459       7.69
         Forest City Enterprises, 7.375%,
            Class A...........................     496,000       12,469,440       7.32
         iStar Financial, 7.875%, Series E....     227,500        5,730,725       7.82
         iStar Financial, 7.65%, Series G.....      77,000        1,925,000       7.64
         iStar Financial, 7.50%, Series I.....     250,000        6,200,000       7.58
         Lexington Corporate Properties Trust,
            8.05%, Series B...................      50,000        1,292,500       7.78
                                                             --------------
                                                                 34,331,899
                                                             --------------
       HEALTH CARE                      3.04%
         Health Care Property Investors,
            7.25%, Series E...................       7,000          180,880       7.00
         Health Care Property Investors,
            7.10%, Series F...................      10,000          251,600       7.07
         Health Care REIT, 7.875%,
            Series D..........................      63,536        1,610,002       7.77
         Health Care REIT, 7.625%,
            Series F..........................     169,600        4,197,600       7.72
         LTC Properties, 8.00%, Series F......     600,000       15,252,000       7.87
         Omega Healthcare Investors, 8.375%,
            Series D..........................     500,000       13,025,000       8.02
                                                             --------------
                                                                 34,517,082
                                                             --------------
       HOTEL                            0.80%
         Host Marriott Corp., 8.875%,
            Series E..........................      80,000        2,204,800       8.06
         Innkeepers USA, 8.00%, Series C......     218,300        5,522,990       7.91
         LaSalle Hotel Properties, 10.25%,
            Series A..........................      50,000        1,395,000       9.18
                                                             --------------
                                                                  9,122,790
                                                             --------------

--------------------------------------------------------------------------------
                                       7

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    OFFICE                              5.00%
         Alexandria Real Estate Equities,
            8.375%, Series C..................     374,250   $    9,824,062       7.96%
         Brandywine Realty Trust, 7.50%,
            Series C..........................     177,410        4,472,506       7.46
         Brandywine Realty Trust, 7.375%,
            Series D..........................      27,500          692,312       7.31
         Corporate Office Properties Trust,
            8.00%, Series G...................       8,400          214,200       7.84
         CRT Properties, 8.50%, Series A......     111,000        2,924,850       8.08
         Equity Office Properties Trust,
            7.75%, Series G...................      24,600          657,558       7.26
         Highwoods Properties, 8.00%,
            Series B..........................     132,215        3,327,852       7.95
         Highwoods Properties, 8.00%,
            Series D..........................      48,489        1,209,801       8.02
         Kilroy Realty Corp., 7.80%,
            Series E..........................      99,500        2,576,055       7.53
         Maguire Properties, 7.625%,
            Series A..........................     590,400       14,700,960       7.67
         SL Green Realty Corp., 7.625%,
            Series C..........................     424,500       10,879,935       7.45
         SL Green Realty Corp., 7.875%,
            Series D..........................     210,100        5,357,550       7.73
                                                             --------------
                                                                 56,837,641
                                                             --------------
    OFFICE/INDUSTRIAL                   0.79%
         PS Business Parks, 7.00%,
            Series H..........................      44,100        1,080,450       7.14
         PS Business Parks, 6.875%,
            Series I..........................     246,900        5,863,875       7.24
         PS Business Parks, 7.95%,
            Series K..........................      65,000        1,698,125       7.68
         Reckson Associates Realty Corp.,
            7.625%, Series A..................      12,849          335,873       7.31
                                                             --------------
                                                                  8,978,323
                                                             --------------
    RESIDENTIAL                         1.54%
       APARTMENT                        0.19%
         Gables Residential Trust, 7.50%,
            Series D..........................      45,400        1,182,670       7.22
         Mid-America Apartment Communities,
            8.30%, Series H...................      38,100          981,837       8.07
                                                             --------------
                                                                  2,164,507
                                                             --------------
       MANUFACTURED HOME                1.35%
         Affordable Residential Communities,
            8.25%, Series A...................     600,000       15,306,000       8.08
                                                             --------------
         TOTAL RESIDENTIAL....................                   17,470,507
                                                             --------------
    SELF STORAGE                        0.02%
         Public Storage, 8.00%, Series R......       8,600          227,212       7.57
                                                             --------------

--------------------------------------------------------------------------------
                                       8

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    SHOPPING CENTER                     2.51%
       COMMUNITY CENTER                 1.95%
         Cedar Shopping Centers, 8.875%,
            Series A..........................     137,500   $    3,609,375       8.46%
         Developers Diversified Realty Corp.,
            8.00%, Series G...................      26,500          699,335       7.58
         Developers Diversified Realty Corp.,
            7.50%, Series I...................     300,700        7,628,759       7.41
         Kramont Realty Trust, 8.25%,
            Series E..........................     260,000        6,908,200       7.75
         Realty Income Corp., 7.375%,
            Series D..........................      26,700          698,205       7.04
         Saul Centers, 8.00%, Series A........      96,300        2,566,395       7.50
                                                             --------------
                                                                 22,110,269
                                                             --------------
       REGIONAL MALL                    0.56%
         CBL & Associates Properties, 7.75%,
            Series C..........................     114,710        3,006,549       7.40
         Mills Corp., 9.00%, Series C.........     109,400        3,008,500       8.18
         Mills Corp., 8.75%, Series E.........      12,400          334,800       8.11
                                                             --------------
                                                                  6,349,849
                                                             --------------
         TOTAL SHOPPING CENTER................                   28,460,118
                                                             --------------
    SPECIALTY                           0.89%
         Capital Automotive REIT, 7.50%,
            Series A..........................      50,000        1,270,000       7.40
         Capital Automotive REIT, 6.75%
            Series A..........................     150,000        3,646,500       6.95
         Capital Automotive REIT, 8.00%,
            Series B..........................     200,000        5,179,000       7.72
                                                             --------------
                                                                 10,095,500
                                                             --------------
         TOTAL REAL ESTATE....................                  200,041,072
                                                             --------------

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                                       9

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                  NUMBER                        DIVIDEND
                                                OF SHARES        VALUE           YIELD
                                                ----------   --------------   ------------
    UTILITY                             1.82%
       ELECTRIC -- INTEGRATED           1.77%
         Dominion Resources Capital Trust II,
            8.40%, Series.....................       6,800   $      183,192       7.80%
         Energy East Capital Trust I, 8.25%...      48,200        1,286,458       7.72
         EIX Trust I, 7.875%, Series A........     584,850       14,744,069       7.81
         EIX Trust II, 8.60%, Series B,
            (QUIPS)...........................      93,800        2,379,706       8.47
         Northern States Power Company, 8.00%
            (PINES)...........................       9,500          257,925       7.37
         PSEG Funding Trust II, 8.75%
            Series............................       8,500          234,260       7.95
         Puget Sound Energy Capital Trust II,
            8.40% (TOPrS).....................      39,100        1,037,714       7.91
                                                             --------------
                                                                 20,123,324
                                                             --------------
       GAS -- DISTRIBUTION              0.05%
         AGL Capital Trust II, 8.00%..........       9,900          263,043       7.53
         Laclede Capital Trust I, 7.70%
            (TOPrS)...........................      10,000          269,500       7.16
                                                             --------------
                                                                    532,543
                                                             --------------
         TOTAL UTILITY........................                   20,655,867
                                                             --------------
              TOTAL PREFERRED SECURITIES --$25
                PAR VALUE (Identified
                cost -- $233,817,339).........                  238,860,756
                                                             --------------

                                                PRINCIPAL
                                                 AMOUNT
                                               -----------
PREFERRED SECURITIES -- CAPITAL TRUST  4.05%
    BANK                               0.31%
         Astoria Capital Trust I, 9.75%,
            due 11/1/29, Series B............  $ 3,000,000        3,567,000       8.20
                                                             --------------
    DIVERSIFIED FINANCIAL SERVICES     1.40%
         Old Mutual Capital Funding, 8.00%,
            due 5/29/49 (Eurobond)...........   15,450,000       15,889,583       7.78
                                                             --------------
    ELECTRIC -- INTEGRATED             0.37%
         DPL Capital Trust II, 8.125%,
            due 9/1/31.......................    4,000,000        4,170,000       7.80
                                                             --------------
    FOOD -- DAIRY PRODUCTS             0.44%
         Dairy Farmers of America, 7.875%,
            Series 144A(a)...................       50,000        5,026,540       7.84
                                                             --------------

-------------------
(a) The fund prices this security at fair value using procedures approved by the fund's board of directors.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                PRINCIPAL                       DIVIDEND
                                                 AMOUNT          VALUE           YIELD
                                               -----------   --------------   ------------
    INSURANCE                          1.08%
       BROKERS                         0.20%
         Aon Capital Trust A, 8.205%,
            due 1/1/27.......................  $ 2,000,000   $    2,302,776       7.13%
                                                             --------------
       MULTI-LINE                      0.88%
         AFC Capital Trust I, 8.207%,
            due 2/3/27, Series B.............   10,000,000       10,000,000       8.21
                                                             --------------
         TOTAL INSURANCE.....................                    12,302,776
                                                             --------------
    REAL ESTATE                        0.45%
         BF Saul Real Estate Investment
            Trust, 7.50%,
            due 3/1/14, 144A.................    5,000,000        5,125,000       7.32
                                                             --------------
              TOTAL PREFERRED SECURITIES --
                CAPITAL TRUST (Identified
                cost -- $46,283,567).........                    46,080,899
                                                             --------------
CORPORATE BOND                         3.12%
    AUTOMOTIVE                         1.34%
         General Motors Acceptance Corp.,
            8.00%, due 11/1/31...............    5,000,000        5,189,540
         General Motors Corp., 7.375%,
            due 5/23/48......................    4,900,000        4,692,789
         General Motors Corp., 8.25%,
            due 7/15/23......................    5,000,000        5,272,305
                                                             --------------
                                                                 15,154,634
                                                             --------------
    CABLE TELEVISION                   1.23%
         Cablevision Systems New York Group,
            8.00%, due 4/15/12, 144A.........    2,500,000        2,625,000
         CSC Holdings, 7.875%, due 2/15/18...    5,500,000        5,706,250
         Rogers Cable, 8.75%, due 5/01/32....    5,195,000        5,688,525
                                                             --------------
                                                                 14,019,775
                                                             --------------
    INSURANCE                          0.55%
         Liberty Mutual Insurance, 7.697%,
            due 10/15/97, 144A...............    6,000,000        6,278,436
                                                             --------------
              TOTAL CORPORATE BOND
                (Identified
                cost -- $34,676,831).........                    35,452,845
                                                             --------------

--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                ----------   --------------
COMMERCIAL PAPER                         0.35%
         State Street Boston Corp., 1.40%, due
            10/01/04 (Identified
            cost -- $3,963,000)...............  $3,963,000   $    3,963,000
                                                             --------------
TOTAL INVESTMENTS (Identified
  cost -- $1,665,676,819)............. 149.54%                1,698,610,602(a)
OTHER ASSETS IN EXCESS OF LIABILITIES.   0.64%                    7,225,617
LIQUIDATION VALUE OF TAXABLE AUCTION MARKET
  PREFERRED SHARES: SERIES M7, SERIES T7,
  SERIES W7, SERIES TH7, SERIES F7,
  (Equivalent to $25,000 per share based on
  3,360 shares outstanding per class),
  SERIES F28, SERIES T28 (Equivalent to
  $25,000 per share based on 3,000 shares
  outstanding per class).............  (50.18)%                (570,000,000)
                                       ------                  -------------
NET ASSETS -- COMMON STOCK (Equivalent to
  $19.30 per share based on 58,858,135
  shares of capital stock
  outstanding)........................ 100.00%               $1,135,836,219
                                       ------                --------------
                                       ------                --------------

                      GLOSSARY OF PORTFOLIO ABBREVIATIONS
--------------------------------------------------------------------------------
  ADR           American Depository Receipt
  CBTCS         Corporate Backed Trust Certificates
  COPrS         Canadian Origin Preferred Securities
  PINES         Public Income Notes
  PPLUS         Preferred Plus Trust
  QUIPS         Quarterly Income Preferred Securities
  TOPrS         Trust Originated Preferred Securities
  TruPS         Trust Preferred Securities
--------------------------------------------------------------------------------
-------------------
(a) At September 30, 2004, net unrealized appreciation was $32,933,783 based on cost for federal income tax purposes of $1,665,676,819. This consisted of aggregate gross unrealized appreciation on investments of $52,786,858 and aggregate gross unrealized depreciation on investments of $19,853,075.

--------------------------------------------------------------------------------
                                       12

--------------------------------------------------------------------------------
                COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

NOTE 1. INVESTMENTS IN INTEREST RATE SWAPS

    The fund has entered into interest rate swap agreements with Merrill Lynch Derivative Products AG, UBS AG, and Royal Bank of Canada. Under the agreements the fund receives a floating rate and pays a respective fixed rate. Details of the swaps at September 30, 2004 are as follows:

                                                                                                    UNREALIZED
                                    NOTIONAL                 FLOATING RATE(a)                     APPRECIATION/
          COUNTERPARTY               AMOUNT     FIXED RATE   (RESET MONTHLY)   TERMINATION DATE   (DEPRECIATION)
---------------------------------  -----------  ----------   ---------------   ----------------   --------------
Merrill Lynch Derivative Products
  AG.............................  $46,000,000   3.2275%         1.840%         March 29, 2008      $  200,582
Merrill Lynch Derivative Products
  AG.............................  $34,000,000    3.535%         1.832%         April 23, 2008        (197,001)
Merrill Lynch Derivative Products
  AG.............................  $46,000,000    3.415%         1.840%         March 29, 2009         365,752
Merrill Lynch Derivative Products
  AG.............................  $46,000,000    3.461%         1.840%         March 29, 2010         814,693
Royal Bank of Canada.............  $68,000,000   2.9900%         1.840%         March 26, 2009       1,699,363
UBS AG...........................  $30,000,000   3.2200%         1.696%            May 7, 2007        (137,621)
UBS AG...........................  $34,000,000   3.4400%         1.811%         April 19, 2008        (104,500)
UBS AG...........................  $34,000,000   4.0600%         1.811%         April 19, 2010        (452,993)
UBS AG...........................  $34,000,000   4.1725%         1.840%         April 28, 2010        (625,890)
                                                                                                    ----------
                                                                                                    $1,562,385
                                                                                                    ----------
                                                                                                    ----------

 --------------------
(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2004.

--------------------------------------------------------------------------------
                                       13

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Steers                       By:  /s/ Martin Cohen
    --------------------------------                ---------------------------------------
        Name: Robert H. Steers                          Name: Martin Cohen
        Title: Chairman, Secretary and                  Title: President, Treasurer
                and principal executive officer                 and principal financial officer

        Date: November 29, 2004

                                      15